Defined Benefit Liabilities (Assets) - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Equity instruments	₩ 29,489	₩ 60,828
Debt instruments	207,504	144,272
Short-term financial instruments, etc.	728,661	611,599
Fair value of plan assets	₩ 965,654	₩ 816,699